Financial Instruments (Details 5) - ILS (₪) ₪ in Millions	Dec. 31, 2018	Dec. 31, 2017
Fair Value Debentures [Abstract]
Debentures, Carrying amount	₪ 9,640	₪ 10,011
Financial Instruments, Carrying amount	13,329	13,761
Financial Instruments, Fair value	13,058	14,566
Unlinked [Member]
Loans From Banksand Others [Abstract]
Loans from banks and others, Carrying amount	4,235	4,436
Loans from banks and others, Fair value	₪ 4,324	4,693
Loans from banks and others, Fair value weighted average discount rate	3.09%
Issued to the public (CPI-linked) [Member]
Fair Value Debentures [Abstract]
Debentures, Carrying amount	₪ 4,203	4,911
Debentures, Fair value	₪ 4,110	5,208
Debentures, Fair value weighted average discount rate	3.88%
Issued to institutional investors (US$ linked) [Member]
Fair Value Debentures [Abstract]
Debentures, Carrying amount	₪ 4,681	4,097
Debentures, Fair value	₪ 4,405	4,322
Debentures, Fair value weighted average discount rate	4.70%
Issued to institutional investors (unlinked) [Member]
Fair Value Debentures [Abstract]
Debentures, Carrying amount	₪ 8	15
Debentures, Fair value	₪ 8	17
Debentures, Fair value weighted average discount rate	6.28%
Issued to institutional investors (CPI-linked) [Member]
Fair Value Debentures [Abstract]
Debentures, Carrying amount	₪ 202	302
Debentures, Fair value	₪ 211	₪ 326
Debentures, Fair value weighted average discount rate	3.11%